Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investment Securities [Line Items]
Proceeds from sale of available-for-sale securities	¥ 425	¥ 10,717
Gross realized gains on available-for-sale securities	388	19
Other-than-temporarily impairment losses on available for sale	388	1,259	426
Carrying amounts of non-marketable equity securities	468	450
Other non-marketable equity securities lack readily determinable fair values	460	50
Non-marketable equity securities with a purchase cost	20	1,395	98
Non-marketable equity securities written down to fair value	8	400	12
Other-than-temporarily impairment losses Non-marketable equity securities	¥ 12	¥ 995	¥ 86